Income taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The following table presents our income tax expense (benefit) by significant tax jurisdiction for the years ended December 31, 2023, 2022 and 2021:

	Year Ended December 31,
	2023	2022	2021
Deferred tax expense (benefit), excluding the net change in valuation allowance
Ireland	$300,646	$25,648	$(26,968)
Other	28,572	(3,118)	9,642
	329,218	22,530	(17,326)
Deferred tax (benefit) expense related to the net change in valuation allowance
Ireland	957	5,621	3,128
Other	(50,106)	(37,737)	8,293
	(49,149)	(32,116)	11,421
Current tax expense (benefit)
Ireland	13,147	(159,730)	160,866
Other	(2,160)	5,219	7,576
	10,987	(154,511)	168,442
Income tax expense (benefit)	$291,056	$(164,097)	$162,537

Schedule of Effective Income Tax Rate Reconciliation
The following table provides a reconciliation of the income tax expense (benefit) at the domestic trading statutory income tax rate in Ireland, being 12.5%, where the Company is tax resident, to income tax expense (benefit) for the years ended December 31, 2023, 2022 and 2021:

	Year Ended December 31,
	2023			2022			2021
Income tax expense (benefit) at statutory income tax rate of 12.5%	$409,023	12.5%		$(125,303)	12.5%		$143,490	12.5%

Foreign rate differential	6,025	0.2%		13,701	(1.3%)		6,279	0.6%
Other reconciling items	14,275	0.4%	(a)	(20,380)	2.0%	(d)	1,347	0.1%	(e)
Remeasurement of deferred taxes	(43,806)	(1.3%)	(b)	—	—		—	—
Gains not taxable	(45,312)	(1.4%)	(c)	—	—		—	—
Valuation allowance	(49,149)	(1.5%)		(32,115)	3.2%		11,421	1.0%
	(117,967)	(3.6%)		(38,794)	3.9%		19,047	1.7%
Income tax expense (benefit)	$291,056	8.9%		$(164,097)	16.4%		$162,537	14.2%

(a)The 2023 other reconciling items include the following tax-effected amounts: non-deductible interest expense of $6 million, withholding taxes of $13 million and other items of $5 million.
(b)The 2023 remeasurement of deferred taxes relates to the reversal of a deferred tax liability for undistributed profits that may now be recovered in a tax-free manner.
(c)The 2023 gains not taxable arises due to tax-exempt gains realized by group companies on the release of intra-group liabilities.
(d)The 2022 other reconciling items included the following tax-effected amounts: non-deductible expenses of $8 million, a benefit relating to a consolidation of group of $22 million and other items of $7 million.
(e)The 2021 other reconciling items included the following tax-effected amounts: non-deductible expenses of $19 million, non-taxable income of $19 million, and other items of $1 million.
Schedule of Deferred Tax Assets and Liabilities
The following tables provide details regarding the principal components of our deferred tax assets and liabilities by significant jurisdiction as of December 31, 2023 and 2022:

	As of December 31, 2023
	Ireland	Other	Total
Deferred tax assets
Flight equipment	$8,690	$3,991	$12,681
Other intangibles	—	77,344	77,344
Deferred losses on sale of assets	—	11,937	11,937
Operating loss and tax credit carryforwards	1,991,125	94,955	2,086,080
Other	1,756	20,450	22,206
Total deferred tax assets	2,001,571	208,677	2,210,248
Valuation allowance	(17,242)	(53,570)	(70,812)
Deferred tax assets, net of valuation allowance	$1,984,329	$155,107	$2,139,436

Deferred tax liabilities
Flight equipment	$(4,274,880)	$(82,174)	$(4,357,054)
Other intangibles	(20,193)	—	(20,193)
Other	(6,325)	(6,228)	(12,553)
Total deferred tax liabilities	$(4,301,398)	$(88,402)	$(4,389,800)

Total net deferred tax (liabilities) assets	$(2,317,069)	$66,705	$(2,250,364)

	As of December 31, 2022
	Ireland	Other	Total
Deferred tax assets
Flight equipment	$289,860	$4,512	$294,372
Other intangibles	—	74,998	74,998
Deferred losses on sale of assets	—	13,509	13,509
Operating loss and tax credit carryforwards	1,723,673	116,152	1,839,825
Other	8,608	7,356	15,964
Total deferred tax assets	2,022,141	216,527	2,238,668
Valuation allowance	(16,285)	(103,676)	(119,961)
Deferred tax assets, net of valuation allowance	$2,005,856	$112,851	$2,118,707

Deferred tax liabilities
Flight equipment	$(3,964,247)	$(59,403)	$(4,023,650)
Other intangibles	(22,927)	—	(22,927)
Other	(51,306)	(4,588)	(55,894)
Total deferred tax liabilities	$(4,038,480)	$(63,991)	$(4,102,471)

Total net deferred tax (liabilities) assets	$(2,032,624)	$48,860	$(1,983,764)

Summary of Valuation Allowance
The following table presents the movements in the valuation allowance for deferred tax assets during the years ended December 31, 2023, and 2022:

	Year Ended December 31,
	2023	2022
Valuation allowance at beginning of period	$119,961	$152,077
Increase of allowance included in income tax expense	2,035	5,810
Decrease of allowance included in income tax expense	(51,184)	(37,926)
Net decrease in valuation allowance	(49,149)	(32,116)
Valuation allowance at end of period	$70,812	$119,961